Schedule of Investments (unaudited) July 31, 2019	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.9%
BWP Trust	606,769	$1,572,491
Charter Hall Retail REIT	455,945	1,420,456
Cromwell Property Group	2,149,232	1,748,003
Dexus	1,362,242	12,318,703
Goodman Group	2,220,052	22,661,836
GPT Group (The)	2,414,583	10,335,003
Mirvac Group	4,873,309	10,815,752
Scentre Group	6,376,672	17,536,538
Shopping Centres Australasia Property Group	1,174,446	1,975,148
Stockland	2,975,893	9,373,686
Vicinity Centres	3,906,619	7,027,785

		96,785,401

Belgium — 1.0%
Aedifica SA	30,593	3,232,507
Ascencio	7,004	439,821
Befimmo SA	25,939	1,475,792
Cofinimmo SA	27,482	3,653,455
Intervest Offices & Warehouses NV	28,604	824,855
Leasinvest Real Estate SCA	3,618	424,984
Montea CVA	15,058	1,282,566
Retail Estates NV	10,544	952,089
Warehouses De Pauw CVA	21,874	3,677,531
Wereldhave Belgium Comm VA(a)	3,688	330,140
Xior Student Housing NV(a)	14,686	745,623

		17,039,363

Canada — 3.2%
Allied Properties REIT	137,295	5,115,824
Artis REIT	162,941	1,449,302
Boardwalk REIT	48,057	1,536,697
Canadian Apartment Properties REIT	181,330	6,726,257
Choice Properties REIT	283,130	2,960,343
Cominar REIT	228,041	2,165,534
Crombie REIT	109,658	1,303,554
Dream Global REIT	223,662	2,399,876
Dream Industrial REIT	131,166	1,211,624
Dream Office REIT	65,210	1,221,120
Granite REIT	62,431	2,916,283
H&R Real Estate Investment Trust	354,959	6,130,655
InterRent REIT	121,591	1,363,923
Killam Apartment REIT	104,405	1,559,138
Northview Apartment Real Estate Investment Trust	59,199	1,226,222
NorthWest Healthcare Properties REIT	118,096	1,059,415
RioCan REIT	380,184	7,533,326
SmartCentres Real Estate Investment Trust	157,857	3,893,682
Summit Industrial Income REIT	110,229	1,095,449

		52,868,224

China — 0.1%
Yuexiu REIT	1,468,000	1,014,561

France — 3.1%
Carmila SA	38,404	639,675
Covivio	54,604	5,614,518
Gecina SA	64,902	10,015,496
ICADE	39,587	3,459,978
Klepierre SA	236,459	7,329,531
Mercialys SA	75,199	855,685
Unibail-Rodamco-Westfield	135,337	18,232,786

Security	Shares	Value

France (continued)
Unibail-Rodamco-Westfield, New	32,560	$4,386,528

		50,534,197

Germany — 0.3%
alstria office REIT AG	197,220	3,205,937
Hamborner REIT AG	93,444	934,180

		4,140,117

Hong Kong — 2.1%
Champion REIT	2,501,000	1,859,480
Hui Xian Real Estate Investment Trust	2,797,000	1,388,069
Link REIT	2,622,000	30,614,954

		33,862,503

Ireland — 0.3%
Green REIT PLC	902,193	1,800,067
Hibernia REIT PLC	891,960	1,499,593
Irish Residential Properties REIT PLC	496,833	947,033

		4,246,693

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA(a)	63,243	409,814

Japan — 8.4%
Activia Properties Inc.	860	3,956,436
Advance Residence Investment Corp.	1,560	4,849,183
AEON REIT Investment Corp.	1,839	2,393,283
Comforia Residential REIT Inc.	708	2,122,533
Daiwa House REIT Investment Corp.	2,330	5,719,042
Daiwa Office Investment Corp.	341	2,528,252
Frontier Real Estate Investment Corp.	546	2,358,499
Fukuoka REIT Corp.	881	1,461,369
GLP J-REIT	4,239	4,739,715
Hulic Reit Inc.	1,371	2,452,205
Industrial & Infrastructure Fund Investment Corp.	1,936	2,539,133
Invesco Office J-Reit Inc.	10,571	1,882,967
Invincible Investment Corp.	5,658	3,256,965
Japan Excellent Inc.	1,494	2,229,132
Japan Hotel REIT Investment Corp.	5,553	4,643,909
Japan Logistics Fund Inc.	1,050	2,526,963
Japan Prime Realty Investment Corp.	1,051	4,660,893
Japan Real Estate Investment Corp.	1,620	10,160,903
Japan Rental Housing Investments Inc.	1,865	1,569,984
Japan Retail Fund Investment Corp.	3,270	6,589,694
Kenedix Office Investment Corp.	471	3,392,328
Kenedix Residential Next Investment Corp.	1,114	1,976,112
Kenedix Retail REIT Corp.	630	1,510,375
MCUBS MidCity Investment Corp.	1,899	1,895,939
Mori Hills REIT Investment Corp.	1,929	2,847,973
Mori Trust Sogo REIT Inc.	1,246	2,078,292
Nippon Accommodations Fund Inc.	552	3,258,872
Nippon Building Fund Inc.	1,578	11,103,772
Nippon Prologis REIT Inc.	2,528	6,093,278
NIPPON REIT Investment Corp.	528	2,125,130
Nomura Real Estate Master Fund Inc.	5,403	8,603,995
Orix JREIT Inc.	3,256	6,336,567
Premier Investment Corp.	1,583	2,138,854
Sekisui House Reit Inc.	4,993	3,881,273
Tokyu REIT Inc.	1,090	1,980,723
United Urban Investment Corp.	3,627	6,149,949

		138,014,492

Malaysia — 0.1%
IGB REIT	1,905,000	886,369

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Pavilion REIT	748,300	$339,106
Sunway REIT	2,047,900	947,895

		2,173,370

Mexico — 0.5%
Concentradora Fibra Danhos SA de CV	292,115	400,264
Concentradora Fibra Hotelera Mexicana SA de CV(b)	886,989	336,436
Fibra Uno Administracion SA de CV	3,694,313	4,793,474
Macquarie Mexico Real Estate Management SA de CV(b)	1,002,150	1,144,047
PLA Administradora Industrial S. de RL de CV	991,109	1,407,647
Prologis Property Mexico SA de CV	423,271	858,037

		8,939,905

Netherlands — 0.3%
Eurocommercial Properties NV	59,486	1,508,758
NSI NV	21,968	941,678
Vastned Retail NV	21,978	647,239
Wereldhave NV	49,839	1,068,752

		4,166,427

New Zealand — 0.1%
Kiwi Property Group Ltd.	1,839,764	1,967,075

Saudi Arabia — 0.0%
Al Rajhi REIT	63,055	155,345
Jadwa REIT Saudi Fund	56,384	150,335

		305,680

Singapore — 2.7%
Ascendas REIT	3,155,950	7,056,525
Ascott Residence Trust(a)	1,373,532	1,314,769
CapitaLand Commercial Trust	3,036,364	4,570,465
CapitaLand Mall Trust	3,002,500	5,748,091
CapitaLand Retail China Trust	804,400	934,563
CDL Hospitality Trusts	1,019,600	1,221,836
First REIT	683,300	554,209
Fortune REIT	1,609,000	2,108,910
Frasers Logistics & Industrial Trust	1,880,500	1,648,898
Keppel REIT	2,489,600	2,255,748
Lippo Malls Indonesia Retail Trust	2,674,100	468,952
Mapletree Commercial Trust	2,403,292	3,635,099
Mapletree Industrial Trust	1,722,500	2,831,921
Mapletree Logistics Trust	3,018,940	3,397,148
Mapletree North Asia Commercial Trust(a)	2,647,700	2,747,239
Suntec REIT	2,433,700	3,396,564

		43,890,937

South Africa — 1.0%
Attacq Ltd.	813,722	740,595
Emira Property Fund Ltd.	510,920	482,308
Equites Property Fund Ltd.	459,578	663,731
Growthpoint Properties Ltd.	3,649,654	6,143,804
Hyprop Investments Ltd.	319,405	1,569,561
Investec Property Fund Ltd.	583,041	616,206
Octodec Investments Ltd.	185,705	244,353
Redefine Properties Ltd.	7,184,530	4,460,631
SA Corporate Real Estate Ltd.	3,374,674	833,326
Texton Property Fund Ltd.	100	26
Vukile Property Fund Ltd.	1,033,100	1,376,131

		17,130,672

Spain — 0.7%
Inmobiliaria Colonial Socimi SA	403,203	4,534,154
Lar Espana Real Estate Socimi SA	83,349	646,821

Security	Shares	Value

Spain (continued)
Merlin Properties Socimi SA	412,504	$5,672,131

		10,853,106

Thailand — 0.0%
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	1,369,902	739,404

Turkey — 0.0%
AKIS Gayrimenkul Yatirimi AS	94,423	37,859
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,285,945	501,435
Is Gayrimenkul Yatirim Ortakligi AS(a)(c)	904,891	156,191
Torunlar Gayrimenkul Yatirim Ortakligi AS(c)	86,593	30,049

		725,534

United Kingdom — 4.4%
Assura PLC	2,937,332	2,323,415
Big Yellow Group PLC	187,654	2,272,455
BMO Real Estate Investments Ltd.	329,884	327,988
British Land Co. PLC (The)	1,178,184	7,328,549
Civitas Social Housing PLC	828,086	842,593
Custodian Reit PLC	428,867	605,996
Derwent London PLC	125,286	4,479,469
Empiric Student Property PLC	753,903	833,574
GCP Student Living PLC	494,870	992,536
Great Portland Estates PLC	339,644	2,752,275
Hammerson PLC	957,390	2,512,189
Hansteen Holdings PLC	536,913	575,903
Intu Properties PLC(a)	1,102,297	645,835
Land Securities Group PLC	886,155	8,639,190
LondonMetric Property PLC	798,060	1,983,685
LXI REIT PLC	542,757	866,611
NewRiver REIT PLC	370,618	744,237
Picton Property Income Ltd. (The)	662,210	747,597
Primary Health Properties PLC	1,387,462	2,235,724
RDI REIT PLC	320,127	411,579
Regional REIT Ltd.(b)	449,279	577,626
Safestore Holdings PLC	256,909	1,966,077
Schroder REIT Ltd.	672,276	458,505
Segro PLC	1,356,506	12,693,165
Shaftesbury PLC	280,139	2,697,823
Standard Life Investment Property Income Trust Ltd.	506,058	543,427
Target Healthcare REIT Ltd.	502,081	684,857
Triple Point Social Housing Reit PLC(b)	429,838	414,736
Tritax Big Box REIT PLC	2,103,159	3,940,077
UK Commercial Property REIT Ltd.	816,825	831,134
UNITE Group PLC (The)	355,318	4,489,915
Workspace Group PLC	163,975	1,695,581

		73,114,323

United States — 65.4%
Acadia Realty Trust	99,890	2,803,912
Agree Realty Corp.	46,292	3,094,620
Alexander’s Inc.	2,668	999,166
Alexandria Real Estate Equities Inc.	139,013	20,345,943
American Assets Trust Inc.	57,817	2,682,709
American Campus Communities Inc.	170,221	7,957,832
American Homes 4 Rent, Class A	321,118	7,774,267
Americold Realty Trust	237,808	7,973,702
Apartment Investment & Management Co., Class A	184,320	9,131,213
Apple Hospitality REIT Inc.	260,262	4,088,716
AvalonBay Communities Inc.	173,340	36,191,659
Boston Properties Inc.	192,465	25,588,222

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Brandywine Realty Trust	217,830	$3,212,992
Brixmor Property Group Inc.	369,164	7,006,733
Brookfield Property REIT Inc., Class A	118,529	2,288,795
Camden Property Trust	116,063	12,036,894
CareTrust REIT Inc.	117,557	2,730,849
Chatham Lodging Trust	59,354	1,060,062
Chesapeake Lodging Trust	74,190	2,037,999
Colony Capital Inc.	595,443	3,364,253
Columbia Property Trust Inc.	145,963	3,200,969
Corporate Office Properties Trust	138,712	3,872,839
Cousins Properties Inc.	182,981	6,437,272
CubeSmart	234,624	7,965,485
CyrusOne Inc.	139,162	7,987,899
DiamondRock Hospitality Co.	252,726	2,544,951
Digital Realty Trust Inc.	258,691	29,583,903
Douglas Emmett Inc.	201,106	8,209,147
Duke Realty Corp.	447,036	14,899,710
Easterly Government Properties Inc.	79,246	1,495,372
EastGroup Properties Inc.	44,659	5,380,516
Empire State Realty Trust Inc., Class A	177,583	2,487,938
EPR Properties	92,958	6,918,864
Equity Commonwealth	147,821	4,963,829
Equity LifeStyle Properties Inc.	106,891	13,281,207
Equity Residential	455,319	35,920,116
Essex Property Trust Inc.	81,409	24,603,428
Extra Space Storage Inc.	153,822	17,288,055
Federal Realty Investment Trust	92,702	12,237,591
First Industrial Realty Trust Inc.	156,728	5,985,442
Four Corners Property Trust Inc.	86,179	2,321,662
Franklin Street Properties Corp.	132,246	1,065,903
Gaming and Leisure Properties Inc.	252,581	9,524,829
Getty Realty Corp.	40,978	1,228,520
Global Net Lease Inc.	103,149	2,013,468
HCP Inc.	595,471	19,013,389
Healthcare Realty Trust Inc.	157,816	5,046,956
Healthcare Trust of America Inc., Class A	254,139	6,843,963
Hersha Hospitality Trust	44,397	693,481
Highwoods Properties Inc.	126,706	5,743,583
Hospitality Properties Trust	203,079	5,018,082
Host Hotels & Resorts Inc.	913,386	15,883,783
Hudson Pacific Properties Inc.	190,002	6,707,071
Independence Realty Trust Inc.	109,170	1,348,249
Industrial Logistics Properties Trust	80,386	1,718,653
Investors Real Estate Trust	15,032	958,290
Invitation Homes Inc.	525,236	14,428,233
JBG SMITH Properties	151,576	5,931,169
Kilroy Realty Corp.	123,032	9,776,123
Kimco Realty Corp.	501,889	9,641,288
Kite Realty Group Trust	103,204	1,641,976
Lexington Realty Trust	276,640	2,730,437
Liberty Property Trust	183,958	9,621,003
Life Storage Inc.	57,723	5,627,415
LTC Properties Inc.	49,268	2,270,762
Macerich Co. (The)	175,650	5,805,232
Mack-Cali Realty Corp.	111,970	2,662,647
Medical Properties Trust Inc.	534,223	9,348,902
Mid-America Apartment Communities Inc.	141,324	16,653,620
Monmouth Real Estate Investment Corp.	109,901	1,515,535
National Health Investors Inc.	51,583	4,094,659
National Retail Properties Inc.	201,320	10,516,957

Security	Shares	Value

United States (continued)
National Storage Affiliates Trust	70,998	$2,150,529
Office Properties Income Trust	58,933	1,660,143
Omega Healthcare Investors Inc.	265,487	9,637,178
Paramount Group Inc.	254,317	3,517,204
Park Hotels & Resorts Inc.	249,834	6,598,116
Pebblebrook Hotel Trust	160,896	4,503,479
Pennsylvania REIT(a)	85,257	509,837
Physicians Realty Trust	229,769	3,954,324
Piedmont Office Realty Trust Inc., Class A	157,162	3,270,541
Prologis Inc.	782,214	63,054,270
PS Business Parks Inc.	24,869	4,352,075
Public Storage	184,370	44,757,661
QTS Realty Trust Inc., Class A	67,569	3,127,093
Realty Income Corp.	392,039	27,133,019
Regency Centers Corp.	207,097	13,813,370
Retail Opportunity Investments Corp.	136,909	2,483,529
Retail Properties of America Inc., Class A	268,202	3,261,336
Retail Value Inc.	19,784	744,670
Rexford Industrial Realty Inc.	127,912	5,295,557
RLJ Lodging Trust	213,558	3,690,282
RPT Realty	99,081	1,213,742
Ryman Hospitality Properties Inc.	56,719	4,253,925
Sabra Health Care REIT Inc.	220,878	4,558,922
Saul Centers Inc.	14,873	814,892
Senior Housing Properties Trust	292,453	2,398,115
Seritage Growth Properties, Class A	40,374	1,686,422
Simon Property Group Inc.	382,891	62,104,920
SITE Centers Corp.	175,562	2,501,758
SL Green Realty Corp.	104,673	8,486,887
Spirit Realty Capital Inc.	107,823	4,757,151
STAG Industrial Inc.	156,059	4,638,073
STORE Capital Corp.	257,559	8,811,093
Summit Hotel Properties Inc.	127,270	1,413,970
Sun Communities Inc.	104,989	13,943,589
Sunstone Hotel Investors Inc.	283,955	3,751,046
Tanger Factory Outlet Centers Inc.	112,619	1,788,390
Taubman Centers Inc.	72,508	2,938,024
Terreno Realty Corp.	76,379	3,731,878
UDR Inc.	347,064	15,985,768
Universal Health Realty Income Trust	15,866	1,462,211
Urban Edge Properties	140,738	2,354,547
Urstadt Biddle Properties Inc., Class A	36,726	792,914
Ventas Inc.	445,871	30,002,660
VEREIT Inc.	1,215,445	11,084,858
VICI Properties Inc.	555,851	11,861,860
Vornado Realty Trust	214,929	13,824,233
Washington Prime Group Inc.	228,064	827,872
Washington REIT	99,945	2,693,518
Weingarten Realty Investors	149,612	4,175,671
Welltower Inc.	504,619	41,943,931
WP Carey Inc.	210,192	18,190,016
Xenia Hotels & Resorts Inc.	140,192	3,004,315

		1,074,542,295

Total Common Stocks — 99.6% (Cost: $1,568,124,561)		1,637,464,093

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(d)(e)(f)	3,207,590	$3,209,193
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(d)(e)	1,617,000	1,617,000

		4,826,193

Total Short-Term Investments — 0.3% (Cost: $4,826,013)		4,826,193

Total Investments in Securities — 99.9% (Cost: $1,572,950,574)		1,642,290,286

Other Assets, Less Liabilities — 0.1%		1,096,987

Net Assets — 100.0%		$1,643,387,273

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	137,026	3,070,564	3,207,590	$3,209,193	$31,714	(a)	$(69)	$127
BlackRock Cash Funds: Treasury, SL Agency Shares	795,642	821,358	1,617,000	1,617,000	10,257		—	—

				$4,826,193	$41,971		$(69)	$127

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,637,464,093	$—	$—	$1,637,464,093
Money Market Funds	4,826,193	—	—	4,826,193

	$1,642,290,286	$—	$—	$1,642,290,286

4